Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Disclosure of leases [text block]

26.	Leases

(a)	Leases as lessee
The Group leases buildings, vehicles, machinery and equipment and others. Information about leases for which the Group is a lessee is presented below.

(i)	Right-of-use assets
Right-of-use
assets are presented as property, plant and equipment as of December 31, 2020 and 2021 (see note 9(a)).
Changes in
right-of-use
assets for the years ended December 31, 2020 and 2021 are as follows:

(In millions of won)
	2020
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Balance at January 1, 2020	~~W~~	53,213	49,754	2,147	7,848	288	113,250
Additions and others		44,900	607	1,197	4,459	591	51,754
Depreciation		(42,923)	(2,947)	(1,485)	(6,336)	(378)	(54,069)
Gain or loss on foreign currency translation		(24)	(3)	—	(1)	—	(28)

Balance at December 31, 2020	~~W~~	55,166	47,411	1,859	5,970	501	110,907

(In millions of won)
	2021
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Balance at January 1, 2021	~~W~~	55,166	47,411	1,859	5,970	501	110,907
Additions and others		54,728	39	870	7,620	398	63,655
Depreciation		(51,368)	(2,985)	(1,469)	(6,745)	(416)	(62,983)
Disposals		(7)	—	—	—	—	(7)
Gain or loss on foreign currency translation		(2,352)	9,952	70	217	407	8,294

Balance at December 31, 2021	~~W~~	56,167	54,417	1,330	7,062	890	119,866

(ii)	Amounts recognized in profit or loss from leases other than leases recorded as right-of-use assets for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	2019		2020	2021

Interest on lease liabilities	 ~~W~~ 	(4,085)	(4,456)	(3,664)
Income from sub-leasing right-of-use assets		1,079	896	712
Expenses relating to short-term leases		(1,783)	(977)	(824)
Expenses relating to leases of low-value assets		(1,188)	(231)	(577)

(iii)	Changes in lease liabilities for the years ended December 31, 2020 and 2021 are as follows:

(In millions of won)
	2020		2021
Balance at January 1	~~W~~	88,512	83,431
Additions and others		52,663	64,172
Interest expense		4,456	3,664
Repayment of liabilities		(62,200)	(66,941)

Balance at December 31	~~W~~	83,431	84,326

(b)	Leases as lessor
During the years ended December 31, 2020 and 2021, the Group recognized interest income on lease receivables of
~~W~~
896 million and
~~W~~
712 million, respectively.
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

(In millions of won)
	December 31, 2020		December 31, 2021
6 months or less	~~W~~	3,306	3,688
6-12 months		3,306	3,688
1-2 years		6,612	7,376
2-5 years		10,469	4,303
Total undiscounted lease receivable		23,693	19,055
Unearned finance income		(1,431)	(846)
Net Investment in the lease		22,262	18,209